CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 186.3	$ 83.4
Trade and other receivables	77.1	23.7
Inventories	93.3	110.0
Current income tax receivable	4.0	4.5
Investments	45.4	0.5
Prepaid expenses and other	12.7	7.1
Total current assets	418.8	229.2
Mining interests	1,828.3	1,928.0
Other assets	3.0	1.3
Total assets	2,250.1	2,158.5
Current liabilities
Trade and other payables	158.0	171.6
Current income tax payable	0.7	0.3
Total current liabilities	158.7	171.9
Reclamation and closure cost obligations	113.5	94.7
Non-current derivative financial liabilities	617.4	142.9
Long-term debt	489.2	714.5
Deferred tax liabilities	53.5	48.3
Lease obligations	19.5	23.9
Other liabilities	9.0	1.0
Total liabilities	1,460.8	1,197.2
Equity
Common shares	3,154.0	3,144.5
Contributed surplus	106.7	105.7
Other reserves	(116.8)	(13.6)
Deficit	(2,354.6)	(2,275.3)
Total equity	789.3	961.3
Total liabilities and equity	$ 2,250.1	$ 2,158.5